Revenues (Tables)	6 Months Ended
Jun. 30, 2026
Revenue from Contract with Customer [Abstract]
Summary of Revenues Amounts in Accompanying Consolidated Statements of Operations
The amounts in the accompanying unaudited interim condensed consolidated statements of comprehensive income are analyzed as follows:

	For the six-month periods ended June 30,
	2025	2026
Time charter revenues	22,427,217	35,056,416
Voyage charter revenues	42,939,727	104,849,256
Other income	3,073,501	8,881,189

Total	68,440,445	148,786,861